Summary of all Directors' Restricted Stock Activity (Detail) (Non Employee Director Restricted Equity Awards, USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Non Employee Director Restricted Equity Awards
Number of Shares
Beginning of year	94,106		109,545		118,984
Add (deduct):
Granted	92,957		94,106		112,670
Vested	(94,106)		(109,545)		(122,109)
End of year	92,957		94,106		109,545
Available, end of year	570,138	[1]	663,095	[1]	757,201	[1]
Weighted Average Grant Date Fair Value
Beginning of year	$ 21.80		$ 20.86		$ 15.79
Granted	$ 21.41		$ 21.80		$ 20.75
Vested	$ 21.80		$ 20.86		$ 15.82
End of year	$ 21.41		$ 21.80		$ 20.86

[1]	Represents shares available under the 2003 Directors Equity Incentive Plan.